CONVERTIBLE NOTES PAYABLE	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Debt:
CONVERTIBLE NOTES PAYABLE

5.    CONVERTIBLE NOTES PAYABLE

On April 29, 2014, the Company issued five convertible notes payable, in the aggregate principal amount of $975,000. The convertible notes are for a term of one year, maturing on April 29, 2015 and bear interest at the rate of 12% per annum, which interest is due on the earlier of maturity or conversion.  The convertible notes, and unpaid interest thereon, will be converted into shares of common stock of the Company, at a deemed conversion price of $0.125 per share, upon the effectiveness of a registration statement on Form S-1 filed by the Company. The Company is entitled to repay these convertible notes, in whole or in part, without notice or penalty. The convertible notes are secured by the assets of the Company. The Company paid finders’ fees consisting of (i) aggregate cash payments equal to 10% of the funds raised through the issuance of the convertible notes, totalling $97,500, and (ii) the issuance of an aggregate of 780,000 warrants, each of which is exercisable into one share of common stock at a price of $0.125 per share until April 30, 2016.The fair value of the warrants was determined to be nominal (see Note 6). The cash commissions of $97,500 were recorded as deferred financing costs that are being amortized to interest expense over the life of the notes using the effective interest rate method. During the period from inception through September 30, 2014, amortization of $41,137 was recognized. The unamortized deferred financing costs totaled $56,363 as of September 30, 2014.

The outstanding balance under these convertible notes and the corresponding accrued interest was as follows as of September 30, 2014:

September 30, 2014
Convertible notes payable	$ 975,000
Accrued interest	49,364
Total convertible notes and interest payable	$ 1,024,364

CONVERTIBLE NOTES PAYABLE

Note 4 – Convertible Notes Payable

During February 2013, the Company issued convertible promissory notes to four investors for cash borrowings of $75,000. During August 2014, the Company issued an $8,000 convertible promissory note to a consultant for services provided. The notes were unsecured, had 18 month terms and accrued interest at a rate of 8% per annum. The notes convert automatically into a qualified future equity raise at 80% of the sales price. As of December 31, 2013, the outstanding principal balance under these notes was $75,000. During September 2014, the note holders converted all five convertible notes, with combined principal and accrued interest of $91,045, into 188,315 shares of the Company’s common stock. The intrinsic value of the beneficial conversion feature in these notes was determined to be $3,420. The beneficial conversion feature was recognized and fully amortized to interest expense in the nine months ended September 30, 2014. As of September 30, 2014, the outstanding balance under these convertible notes was $nil. The Company evaluated all convertible notes under ASC 815 and determined that they do not qualify as derivative liabilities.